LVIP T. Rowe Price 2050 Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–50.01%
INVESTMENT COMPANIES–50.01%
Equity Funds–33.60%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	243,571	$3,215,142
LVIP SSGA S&P 500 Index Fund	937,463	30,209,743
LVIP SSGA Small-Cap Index Fund	81,072	2,844,568
		36,269,453
Fixed Income Fund–1.92%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	205,541	2,074,736
		2,074,736
International Equity Fund–14.49%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,166,546	15,634,044
		15,634,044
Total Affiliated Investments (Cost $28,546,815)		53,978,233

UNAFFILIATED INVESTMENTS–50.08%
INVESTMENT COMPANIES–50.08%
Equity Funds–37.03%
**T. Rowe Price Emerging Markets Discovery Stock Fund	182,756	3,388,297
**T. Rowe Price Growth Stock Fund	116,704	11,216,403
**T. Rowe Price Mid-Cap Growth Fund	17,719	1,659,253
**T. Rowe Price Mid-Cap Value Fund	48,394	1,607,155
**T. Rowe Price New Horizons Fund	29,136	1,503,123
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	360,679	$6,842,077
**T. Rowe Price Small-Cap Value Fund	26,848	1,422,423
**T. Rowe Price Value Fund	247,801	12,330,588
		39,969,319
Fixed Income Funds–0.86%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,940	17,889
**T. Rowe Price U.S. Treasury Long-Term Fund	128,687	912,388
		930,277
International Equity Funds–11.52%
**T. Rowe Price Emerging Markets Stock Fund	67,437	3,079,172
**T. Rowe Price International Stock Fund	180,276	3,652,397
**T. Rowe Price International Value Equity Fund	237,403	5,704,779
		12,436,348
International Fixed Income Fund–0.25%
**T. Rowe Price International Bond Fund	31,288	264,070
		264,070
Money Market Fund–0.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	455,982	455,982
		455,982
Total Unaffiliated Investments (Cost $42,921,091)		54,055,996

TOTAL INVESTMENTS–100.09% (Cost $71,467,906)	108,034,229
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(97,387)
NET ASSETS APPLICABLE TO 7,095,634 SHARES OUTSTANDING–100.00%	$107,936,842

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2050 Fund–1

LVIP T. Rowe Price 2050 Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-50.01%@
Equity Funds-33.60%@
✧✧LVIP SSGA Mid-Cap Index Fund	$3,395,812	$—	$265,000	$18,636	$65,694	$3,215,142	243,571	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	32,812,598	450,001	1,690,000	95,316	(1,458,172)	30,209,743	937,463	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,689,787	139,999	—	—	14,782	2,844,568	81,072	—	—
Fixed Income Fund-1.92%@
✧✧LVIP SSGA Bond Index Fund	649,151	1,440,000	—	—	(14,415)	2,074,736	205,541	—	—
International Equity Fund-14.49%@
✧✧LVIP SSGA International Index Fund	16,191,073	160,000	900,000	53,916	129,055	15,634,044	1,166,546	—	—
Total	$55,738,421	$2,190,000	$2,855,000	$167,868	$(1,263,056)	$53,978,233		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2050 Fund–2